Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Receivables
Trade receivables	$ 5,875	$ 5,624
Other receivables	3,611	5,928
Trade and other receivables Fifty	$ 9,486	$ 11,552